--------------------------------------------------------------------------------
GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of Georgia Daily Municipal Income Fund, Inc. for the period June 1, 2000 through November 30, 2000.

The Fund had net assets of $12,103,103 and 160 active shareholder as of November 30, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
NOVEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Put Bonds (d) (7.19%)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000   Marietta, GA Housing Authority (Falls at Bells Ferry)             01/15/01     4.35%  $   400,000     VMIG-1
    470,000   Puerto Rico Industrial Medical & Environmental RB (b)
              (Abbott Laboratories Project)                                     03/01/01     4.00       470,000
-----------                                                                                         -----------
    870,000   Total Put Bonds                                                                           870,000
-----------                                                                                         -----------
Tax Exempt Commercial Paper (4.13%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Puerto Rico Government Development Bank                           01/18/01     3.95%  $   500,000              A1+
-----------                                                                                         -----------
    500,000   Total Tax Exempt Commercial Paper                                                         500,000
-----------                                                                                         -----------
Variable Rate Demand Instruments (c) (84.24%)
------------------------------------------------------------------------------------------------------------------------------------
$   300,000   Adel IDA IDRB (Specialty Stampings, L.L.C.)
              LOC National Bank of Canada                                       06/01/14     4.40%  $   300,000     VMIG-1
    400,000   Atlanta, GA Housing Authority (Villages of East Lake Phase I)
              LOC Bank of America                                               01/01/29     4.35       400,000              A1+
    500,000   Atlanta, GA Metropolitan Rapid Transit- Series 2000A
              LOC Westdeutsche Landesbank/ Bayerische Landesbank Girozentrale   07/01/25     4.25       500,000     VMIG-1   A1+
    300,000   Atlanta, GA Urban Residential Finance MHRB
              (New Community East Lake Project)
              LOC Bank of America                                               11/01/28     4.35       300,000              A1+
    500,000   Burke County, Georgia PCRB Bond (Georgia Power Company Plant)     09/01/26     4.25       500,000     VMIG-1   A1
    500,000   Carrollton, GA Payroll Development Authority (b)
              (KMB Produce Inc. Project)
              LOC First Union National Bank                                     03/01/19     4.35       500,000
    500,000   Clayton County, GA Development Authority RB
              (Delta Air Lines, Inc.) - Series B
              LOC Commerzbank A.G.                                              05/01/35     4.20       500,000     VMIG-1   A1+
    400,000   Clayton County, GA Housing Authority MHRB
              (Williamsburg South Apartments)
              LOC PNC Bank                                                      12/01/28     4.35       400,000     VMIG-1
    600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/05     4.25       600,000       P1
    200,000   DeKalb County, GA Development Authority PCRB
              (General Motors Corp.)                                            11/01/03     4.20       200,000     VMIG-1
    500,000   DeKalb County, GA Housing Authority MHRB (Wood Hills Apartments)
              LOC Bank of Montreal                                              12/01/07     4.20       500,000              A1+
    500,000   Fayette County, GA Development Authority IDRB (b)
              (Norman W. Paschall Company Project)
              LOC Branch Bank & Trust                                           12/01/05     4.40       500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date      Yield    (Note 1)   Moody's  & Poor's
   ------                                                                            ----      -----     ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   100,000   Floyd County, Georgia Development Authority
              (Georgia Kraft Company Project)
              LOC Banque Nationale de Paris                                        12/01/15    4.40%   $   100,000       P1
    375,000   Fulton County, GA Development Authority RB
              (Morehouse College Project)
              LOC Wachovia Bank, N.A.                                              08/01/17    4.15        375,000     VMIG-1
    300,000   Gwinnett County, GA Hospital System Inc.
              Insured by MBIA Insurance Corp.                                      09/01/27    4.15        300,000             A1+
  1,000,000   Gwinnett County, GA Development Authority (Volvo Project) (b)
              LOC Union Bank of Switzerland                                        08/01/06    4.35      1,000,000
    470,000   Liberty County, GA (Harbin Lumber Company, Inc.) (b)
              LOC Suntrust Bank                                                    04/01/14    4.30        470,000
    100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Bayerische Landesbank                                            03/01/20    4.10        100,000     VMIG-1  A1+
    400,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Landesbank Hessen                                                06/01/20    4.00        400,000     VMIG-1  A1+
    450,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC ABN AMRO Bank                                                    01/01/26    4.25        450,000     VMIG-1  A1+
    500,000   Richmond County, GA Development Authority Solid Waste RB
              (Evergreen Nylon Recycling)
              LOC Banque Nationale de Paris                                        07/01/32    4.30        500,000       P1    A1
    300,000   Savannah, GA Port Authority (Pier 1 Imports)
              LOC Bank One                                                         12/01/26    4.35        300,000             A1+
    500,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Project)
              LOC Toronto Dominion Bank                                            07/01/24    4.20        500,000             A1+
    500,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Project)
              LOC HSBC Bank                                                        11/01/25    4.20        500,000             A1+
-----------                                                                                            -----------
 10,195,000    Total Variable Rate Demand Instruments                                                   10,195,000
-----------                                                                                            -----------
Other Tax Exempt Investments (4.14%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Cobb County, GA School District Bonds (b)                            02/01/01    4.05%   $   501,512
-----------                                                                                            -----------
    500,000   Total Other Tax Exempt Investments                                                           501,512
-----------                                                                                            -----------
              Total Investments (99.70%) (Cost $12,066,512+)                                            12,066,512
              Cash and Other Assets, Net of Liabilities (0.30%)                                             36,591
                                                                                                       -----------
              Net Assets (100.00%)                                                                     $12,103,103
                                                                                                       ===========
              Net Asset Value, offering and redemption price per share:
              Class A shares, 10,798,903 shares outstanding (Note 3)                                   $      1.00
                                                                                                       ===========
              Class B shares,  1,304,200 shares outstanding (Note 3)                                   $      1.00
                                                                                                       ===========

              +    Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 2000
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     IDA      =   Industrial Development Authority                MHRB     =    Multi-family Housing Revenue Bond

     IDRB     =   Industrial Development Revenue Bond             PCRB     =    Pollution Control Revenue Bond

     LOC      =   Letter of Credit                                RB       =    Revenue Bond






















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)
================================================================================



INVESTMENT INCOME

Income:

    Interest.............................................................................   $        263,358
                                                                                             ---------------
Expenses: (Note 2)

    Investment management fee............................................................             24,610

    Administration fee...................................................................             12,920

    Shareholder servicing fee............................................................             13,749

    Custodian expenses...................................................................                832

    Shareholder servicing and related shareholder expenses+..............................              2,096

    Legal, compliance and filing fees....................................................             18,597

    Audit and accounting.................................................................             33,187

    Directors' fees......................................................................              3,001

    Other................................................................................                964
                                                                                             ---------------
      Total expenses.....................................................................            109,956

      Less:  Fees waived (Note 2)........................................................   (         37,530)

             Expenses reimbursed (Note 2)................................................   (         27,403)

             Expenses paid indirectly (Note 2)...........................................   (            547)
                                                                                             ----------------
      Net expenses.......................................................................             44,476
                                                                                             ----------------
Net investment income....................................................................            218,882



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................................             -0-
                                                                                             ----------------
Increase in net assets from operations...................................................   $        218,882
                                                                                             ================



+ Includes class specific transfer agency expenses of $11 and $1 for Class A and Class B, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                  Six Months
                                                                     Ended                             Year
                                                               November 30, 2000                      Ended
                                                                  (Unaudited)                     May 31, 2000
                                                                   ---------                      ------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income....................................   $         218,882              $        348,135
   Net realized gain (loss) on investments..................              -0-                           -0-
                                                                ----------------               ---------------
Increase in net assets from operations......................             218,882                       348,135
Dividends to shareholders from net investment income:
   Class A..................................................   (         194,146)*            (        299,062)*
   Class B..................................................   (          24,736)*            (         49,073)*
Capital share transactions (Note 3)
   Class A..................................................   (       1,342,155)                    5,558,389
   Class B..................................................             335,144                       729,094
                                                                ----------------               ---------------
      Total increase (decrease).............................   (       1,007,011)                    6,287,483
Net assets:
   Beginning of period......................................          13,110,114                     6,822,631
                                                                ----------------               ---------------
   End of period............................................   $      12,103,103              $     13,110,114
                                                                ================               ===============


*    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

          a) Valuation of Securities -
          Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

          b) Federal  Income Taxes -
          It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

          c) Dividends and  Distributions  -
          Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

          d) Use of  Estimates -
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          e) General -
          Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to its Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended November 30, 2000 the Manager voluntarily waived investment management fees and administration fees of $24,610 and $12,920, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $27,403.

Included in the statement of operations under the caption "Custodian Expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $547.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At November 30, 2000, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $12,103,103. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months Ended                            Year
                                                November 30, 2000                          Ended
Class A                                            (Unaudited)                         May 31, 2000
-------                                             ---------                          ------------
Sold......................................             16,985,674                        55,338,971
Issued on reinvestment of dividends.......                191,116                           303,593
Redeemed..................................      (      18,518,945)                   (   50,084,175)
                                                 ----------------                     -------------
Net increase (decrease)...................      (       1,342,155)                        5,558,389
                                                 ================                     =============

                                                Six Months Ended                           Year
                                                November 30, 2000                          Ended
Class B                                            (Unaudited)                         May 31, 2000
-------                                             ---------                          ------------
Sold......................................              1,631,509                         9,921,719
Issued on reinvestment of dividends.......                 23,976                            46,538
Redeemed..................................      (       1,320,341)                   (    9,239,163)
                                                 ----------------                     -------------
Net increase (decrease)...................                335,144                           729,094
                                                 ================                     =============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancement such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancement from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.

                                               Six Months Ended            Year               July 14, 1998
Class A                                        November 30, 2000           Ended       (Commencement of Operations)
-------                                           (Unaudited)          May 31, 2000            May 31, 1999
                                                   ---------           ------------            ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00             $    1.00               $    1.00
                                                  -----------          ------------            ------------
Income from investment operations:
   Net investment income.......................       0.018                 0.030                   0.022
Less distributions:
   Dividends from net investment income........   (   0.018 )          (    0.030 )            (    0.022 )
                                                   ---------            ----------              ----------
Net asset value, end of period.................   $   1.00             $    1.00               $    1.00
                                                  ===========          ============            ============
Total Return...................................       1.79%++               3.00%                   2.20%++
Ratios/Supplemental Data
Net assets, end of period (000)................   $    10,799          $   12,141              $     6,583
Ratios to average net assets:
   Expenses (net of fees waived and
    expenses reimbursed)+......................       0.76%*                0.75%                   0.79%*
   Net investment income.......................       3.53%*                2.99%                   2.48%*
   Management and administration fees waived          0.61%*                0.61%                   0.61%*
   Expenses reimbursed.........................       0.45%*                0.44%                   1.58%*
   Expense offsets.............................       0.01%*                0.00%                   0.04%*


   *   Annualized
   +   Includes expense offsets.
   ++  Not annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights (continued).

                                                Six Months Ended           Year             January 14, 1999
Class B                                        November 30, 2000           Ended       (Commencement of Operations)
-------                                           (Unaudited)          May 31, 2000            May 31, 1999
                                                   ---------           ------------            ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00             $    1.00               $    1.00
                                                  -----------          ------------            ------------
Income from investment operations:
   Net investment income.......................       0.019                 0.032                   0.009
Less distributions:
   Dividends from net investment income........   (   0.019 )          (    0.032 )            (    0.009 )
                                                   ---------            ----------              ----------
Net asset value, end of period.................   $   1.00             $    1.00               $    1.00
                                                  ===========          ============            ============
Total Return...................................       1.92%++               3.26%                   0.93%++
Ratios/Supplemental Data
Net assets, end of period (000)................   $     1,304          $      969              $       240
Ratios to average net assets:
   Expenses (net of fees waived and
    expenses reimbursed)+......................       0.51%*                0.50%                   0.54%*
   Net investment income.......................       3.80%*                3.12%                   2.66%*
   Management and administration fees waived...       0.61%*                0.61%                   0.61%*
   Expenses reimbursed.........................       0.45%*                0.44%                   1.58%*
   Expense offsets.............................       0.01%*                0.00%                   0.04%*


    *   Annualized
    +   Includes expense offsets.
    ++  Not annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================




A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies (the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending May 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended May 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

     1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------
          For                              13,020,889.00                   96.00%                     99.92%
          Against                               9,570.00                    0.07%                      0.07%
          Abstain                                   0.00                    0.00%                      0.00%



     2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending May 31, 2001.


                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------
          For                              13,020,889.00                   96.00%                     99.92%
          Against                               9,570.00                    0.07%                      0.07%
          Abstain                                   0.00                    0.00%                      0.00%













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.















                    Semi-Annual Report
                     November 30, 2000
                        (Unaudited)





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





GA1100S


--------------------------------------------------------------------------------